Computation of Diluted Earnings Per Share (Detail)	2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money	388,263	585,344	493,905	652,548	633,625	722,170	670,853	346,744
9% Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money			10,236	72,372	61,054	51,317
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money	0	188,275	85,103	142,807	138,184	156,202
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money	388,263	397,069	398,566	437,369	434,387	514,651